ALLOWANCE FOR LOAN AND LEASE LOSSES	12 Months Ended
Dec. 31, 2010
ALLOWANCE FOR LOAN AND LEASE LOSSES
NOTE 10 - ALLOWANCE FOR LOAN AND LEASE LOSSES

The table below summarizes the changes in the allowance for loan and lease losses:

	12/31/2010	12/31/2009	12/31/2008
Balance at the beginning of the period	19,968	12,202	7,473
Provision for loan and lease losses	11,871	15,372	9,361
Credits charged off	(16,158)	(9,490)	(5,904)
Recoveries	4,457	1,884	1,272
Balance at the end of the period	20,138	19,968	12,202

The following table presents the finance receivables balances by segment and by classes and its related allowance for losses, including the break down of the loans by the method of calculating the impairment (individually and collectively):
	12/31/2010
	Impaired (*)		Not Impaired		Total
	Loan	Allowance	Loan	Allowance	Loan	Allowance
I - Individually evaluated for impairment:

Corporate	884	454	75,700	617	76,584	1,071

II- Collectivelly evaluated for impairment:

Individuals	8,464	5,071	120,025	6,072	128,489	11,143
Credit Card	2,743	1,667	33,454	2,137	36,197	3,804
Personal Loans	2,241	1,403	21,777	2,115	24,018	3,518
Vehicles	3,315	1,938	56,939	1,771	60,254	3,709
Mortgage Loans	165	63	7,855	49	8,020	112

Small and Medium Businesses	4,857	3,412	74,757	4,293	79,614	7,705

Foreign Loans Latin America	51	35	13,431	184	13,482	219

Total	14,256	8,972	283,913	11,166	298,169	20,138
(*) During 2010 no loans were purchased by Itaú Unibanco with deterioration in the financial position and no amounts are outstanding as of December 31, 2010 from acquisitions in prior years.